CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Unearned ESOP shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 529	$ 54,118	$ (1,097)	$ (51,032)	$ 74,144	$ 746	$ 77,408
Balance (in shares) at Dec. 31, 2011	2,716,119
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	190	127	0	0	0	317
Allocation of ESOP shares (in shares)	13,104
Cash dividends-common stock	0	0	0	0	(543)	0	(543)
Director compensation	0	20	0	129	0	0	149
Director compensation (in shares)	6,304
Exercise of options	0	0	0	7	0	0	7
Exercise of options (in shares)	315
Deferred tax adjustment arising from stock compensation	0	(27)	0	0	0	0	(27)
Stock option expense	0	27	0	0	0	0	27
Other comprehensive income	0	0	0	0	0	224	224
Net income	0	0	0	0	5,383	0	5,383
Balance at Dec. 31, 2012	529	54,328	(970)	(50,896)	78,984	970	82,945
Balance (in shares) at Dec. 31, 2012	2,735,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	216	124	0	0	0	340
Allocation of ESOP shares (in shares)	13,092
Purchase of treasury stock	0	0	0	(274)	0	0	(274)
Purchase of treasury stock (in shares)	(10,412)
Cash dividends-common stock	0	0	0	0	(884)	0	(884)
Director compensation	0	26	0	119	0	0	145
Director compensation (in shares)	5,738
Exercise of options	0	38	0	178	0	0	216
Exercise of options (in shares)	8,547
Deferred tax adjustment arising from stock compensation	0	(24)	0	0	0	0	(24)
Stock option expense	0	312	0	0	0	0	312
Acquisition of Roebling, net of fractional shares	0	1,301	0	6,371	0	0	7,672
Acquisition of Roebling, net of fractional shares (in shares)	306,873
Other comprehensive income	0	0	0	0	0	(2,148)	(2,148)	[1],[2]
Net income	0	0	0	0	6,575	0	6,575
Balance at Dec. 31, 2013	$ 529	$ 56,197	$ (846)	$ (44,502)	$ 84,675	$ (1,178)	$ 94,875
Balance (in shares) at Dec. 31, 2013	3,059,680

[1]	Amounts in parentheses indicate debits.
[2]	All amounts are net of tax. Related income tax expense or benefit is calculated using a Federal income tax rate of 34%.